Shareholder Report, Holdings (Details)	Jun. 30, 2024
Conservative Allocation Fund Class I | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Conservative Allocation Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Conservative Allocation Fund Class I | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Conservative Allocation Fund Class I | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Allocation Fund Class I | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Conservative Allocation Fund Class I | Invesco S And P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Conservative Allocation Fund Class I | I Shares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Conservative Allocation Fund Class I | Schwab US TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Conservative Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Conservative Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Conservative Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Conservative Allocation Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Conservative Allocation Fund Class II | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Conservative Allocation Fund Class II | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Conservative Allocation Fund Class II | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Conservative Allocation Fund Class II | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Allocation Fund Class II | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Conservative Allocation Fund Class II | Invesco S And P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Conservative Allocation Fund Class II | I Shares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Conservative Allocation Fund Class II | Schwab US TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Conservative Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Conservative Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Conservative Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Conservative Allocation Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Moderate Allocation Fund Class I | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Moderate Allocation Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Moderate Allocation Fund Class I | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Moderate Allocation Fund Class I | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Moderate Allocation Fund Class I | Invesco S And P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Moderate Allocation Fund Class I | I Shares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Moderate Allocation Fund Class I | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Allocation Fund Class I | I Shares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderate Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Moderate Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Moderate Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderate Allocation Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Moderate Allocation Fund Class II | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Moderate Allocation Fund Class II | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Moderate Allocation Fund Class II | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Moderate Allocation Fund Class II | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Moderate Allocation Fund Class II | Invesco S And P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Moderate Allocation Fund Class II | I Shares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Moderate Allocation Fund Class II | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Allocation Fund Class II | I Shares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderate Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Moderate Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Moderate Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderate Allocation Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Aggressive Allocation Fund Class I | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Aggressive Allocation Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class I | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Aggressive Allocation Fund Class I | Invesco S And P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Aggressive Allocation Fund Class I | I Shares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Aggressive Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Aggressive Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Aggressive Allocation Fund Class I | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Aggressive Allocation Fund Class I | I Shares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Aggressive Allocation Fund Class I | Energy Select Sector SPDR Fund ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Aggressive Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
Aggressive Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Aggressive Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aggressive Allocation Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Aggressive Allocation Fund Class II | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Aggressive Allocation Fund Class II | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class II | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Aggressive Allocation Fund Class II | Invesco S And P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Aggressive Allocation Fund Class II | I Shares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Aggressive Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Aggressive Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Aggressive Allocation Fund Class II | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Aggressive Allocation Fund Class II | I Shares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Aggressive Allocation Fund Class II | Energy Select Sector SPDR Fund ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Aggressive Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
Aggressive Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Aggressive Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aggressive Allocation Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Diversified Income Fund Class I | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diversified Income Fund Class I | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diversified Income Fund Class I | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Diversified Income Fund Class I | Madison Short Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Diversified Income Fund Class I | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diversified Income Fund Class I | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Diversified Income Fund Class I | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diversified Income Fund Class I | Vanguard Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diversified Income Fund Class I | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Diversified Income Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Diversified Income Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified Income Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diversified Income Fund Class II | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diversified Income Fund Class II | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Diversified Income Fund Class II | Madison Short Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Diversified Income Fund Class II | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diversified Income Fund Class II | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Diversified Income Fund Class II | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diversified Income Fund Class II | Vanguard Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diversified Income Fund Class II | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Diversified Income Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Diversified Income Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified Income Fund Class II | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Fund Class I | US Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Core Bond Fund Class I | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Core Bond Fund Class I | US Treasury Bonds One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Fund Class I | US Treasury Notes One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class I | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class I | Federal National Mortgage Association One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class I | Federal National Mortgage Association Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | US Treasury Bonds Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | Federal Home Loan Mortgage Corp One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | HillsboroSchool District Number One J General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Core Bond Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Core Bond Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Core Bond Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Core Bond Fund Class I | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Core Bond Fund Class I | US Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class I | Long Term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class II | Federal National Mortgage Association One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class II | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Core Bond Fund Class II | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Core Bond Fund Class II | U.S. Treasury Bonds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Fund Class II | U.S. Treasury Notes [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class II | Federal National Mortgage Association [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class II | custom:U.S .Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | Federal Home Loan Mortgage Corp [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | Hillsboro School District No 1J General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Core Bond Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Core Bond Fund Class II | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Core Bond Fund Class II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Core Bond Fund Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Core Bond Fund Class II | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Core Bond Fund Class II | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Core Bond Fund Class II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | Long Term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | U.S. Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
High Income Fund Class I | I Sharesi Boxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Income Fund Class I | Murphy Oil USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Income Fund Class I | HCA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class I | United Rentals North America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class I | International Game Technology PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Income Fund Class I | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class I | Sunoco LP Sunoco Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class I | Waste Pro USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
High Income Fund Class I | Performance Food Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
High Income Fund Class I | Frontier Communications Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
High Income Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Income Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
High Income Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.90%
High Income Fund Class I | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
High Income Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
High Income Fund Class II | I Sharesi Boxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Income Fund Class II | Murphy Oil USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Income Fund Class II | HCA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class II | International Game Technology PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Income Fund Class II | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class II | Waste Pro USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
High Income Fund Class II | Performance Food Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
High Income Fund Class II | Frontier Communications Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
High Income Fund Class II | United Rentals North America Inc [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class II | Sunoco LP Sunoco Finance Corp [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Income Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
High Income Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.90%
High Income Fund Class II | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
High Income Fund Class II | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Value Fund Class I | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Fund Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class I | Automatic Data Processing Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class I | Texas InstrumentsInc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | Honeywell InternationalInc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class I | Home Depot Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class I | EOG Resources Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class I | Comcast Corp .Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Value Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Value Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Large Cap Value Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Large Cap Value Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Large Cap Value Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Large Cap Value Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Large Cap Value Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Value Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Large Cap Value Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Large Cap Value Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Value Fund Class I | Equity Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Value Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Large Cap Value Fund Class II | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Fund Class II | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class II | Automatic Data Processing Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class II | Texas InstrumentsInc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | Honeywell InternationalInc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class II | Home Depot Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class II | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class II | EOG Resources Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class II | Comcast Corp .Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Value Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Value Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Large Cap Value Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Large Cap Value Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Large Cap Value Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Large Cap Value Fund Class II | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Large Cap Value Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Value Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Large Cap Value Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Large Cap Value Fund Class II | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Value Fund Class II | Equity Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Value Fund Class II | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Large Cap Growth Fund Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Large Cap Growth Fund Class I | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Large Cap Growth Fund Class I | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Cap Growth Fund Class I | Fiserv Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class I | PACCAR Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class I | Analog Devices Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Fund Class I | TJX Cos Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Growth Fund Class I | Berkshire Hathaway Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Growth Fund Class I | Alcon Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class I | Parker Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Growth Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Growth Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Large Cap Growth Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Large Cap Growth Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Growth Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Large Cap Growth Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Growth Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Large Cap Growth Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Large Cap Growth Fund Class II | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Large Cap Growth Fund Class II | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Large Cap Growth Fund Class II | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Cap Growth Fund Class II | Fiserv Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class II | PACCAR Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class II | Analog Devices Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Fund Class II | TJX Cos Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Growth Fund Class II | Berkshire Hathaway Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Growth Fund Class II | Alcon Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class II | Parker Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Growth Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Growth Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Large Cap Growth Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Large Cap Growth Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Growth Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Large Cap Growth Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Growth Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Large Cap Growth Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Mid Cap Fund Class I | Arch Capital Group Ltd [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Mid Cap Fund Class I | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid Cap Fund Class I | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Mid Cap Fund Class I | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Fund Class I | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class I | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mid Cap Fund Class I | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mid Cap Fund Class I | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class I | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class I | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Mid Cap Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Mid Cap Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Mid Cap Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mid Cap Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Mid Cap Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Mid Cap Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Fund Class II | Arch Capital Group Ltd [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Mid Cap Fund Class II | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid Cap Fund Class II | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Mid Cap Fund Class II | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Fund Class II | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class II | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mid Cap Fund Class II | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mid Cap Fund Class II | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class II | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class II | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Mid Cap Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Mid Cap Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Mid Cap Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mid Cap Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Mid Cap Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Mid Cap Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Stock Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
International Stock Fund Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.60%
International Stock Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.90%
International Stock Fund Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
International Stock Fund Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Stock Fund Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
International Stock Fund Class I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Stock Fund Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.70%
International Stock Fund Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Stock Fund Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
International Stock Fund Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Stock Fund Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Stock Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
International Stock Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Stock Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
International Stock Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
International Stock Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Stock Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
International Stock Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
International Stock Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
International Stock Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
International Stock Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Stock Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
International Stock Fund Class II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
International Stock Fund Class II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.60%
International Stock Fund Class II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.90%
International Stock Fund Class II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
International Stock Fund Class II | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Stock Fund Class II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
International Stock Fund Class II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Stock Fund Class II | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.70%
International Stock Fund Class II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Stock Fund Class II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
International Stock Fund Class II | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Stock Fund Class II | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Stock Fund Class II | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
International Stock Fund Class II | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Stock Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
International Stock Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
International Stock Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Stock Fund Class II | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
International Stock Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
International Stock Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
International Stock Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
International Stock Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Stock Fund Class II | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Madison Target Retirement 2020 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Madison Target Retirement 2020 Fund Class I | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Madison Target Retirement 2020 Fund Class I | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Madison Target Retirement 2020 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Madison Target Retirement 2020 Fund Class I | I Shares Seven To Ten Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Madison Target Retirement 2020 Fund Class I | I Shares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Target Retirement 2020 Fund Class I | Invesco S And P Five Hundred Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Madison Target Retirement 2020 Fund Class I | Distillate US Fundamental Stability And Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Madison Target Retirement 2020 Fund Class I | Vanguard Extended Duration Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Target Retirement 2020 Fund Class I | I Shares MSCI International Quality Factor ETF Class USDINC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Madison Target Retirement 2020 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Madison Target Retirement 2020 Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Madison Target Retirement 2020 Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Madison Target Retirement 2030 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Madison Target Retirement 2030 Fund Class I | I Shares Aaa A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Target Retirement 2030 Fund Class I | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Madison Target Retirement 2030 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Madison Target Retirement 2030 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Madison Target Retirement 2030 Fund Class I | I Shares Seven To Ten Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Madison Target Retirement 2030 Fund Class I | I Shares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Madison Target Retirement 2030 Fund Class I | Invesco S And P Five Hundred Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Madison Target Retirement 2030 Fund Class I | Distillate US Fundamental Stability And Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Madison Target Retirement 2030 Fund Class I | I Shares MSCI International Quality Factor ETF Class USDINC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Target Retirement 2030 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Madison Target Retirement 2030 Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2030 Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Madison Target Retirement 2040 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Madison Target Retirement 2040 Fund Class I | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Madison Target Retirement 2040 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Madison Target Retirement 2040 Fund Class I | I Shares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Target Retirement 2040 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Madison Target Retirement 2040 Fund Class I | I Shares Seven To Ten Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Madison Target Retirement 2040 Fund Class I | I Shares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Target Retirement 2040 Fund Class I | Invesco S And P Five Hundred Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Madison Target Retirement 2040 Fund Class I | Distillate US Fundamental Stability And Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Madison Target Retirement 2040 Fund Class I | I Shares MSCI International Quality Factor ETF Class USDINC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Madison Target Retirement 2040 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Madison Target Retirement 2040 Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2040 Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Target Retirement 2050 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Madison Target Retirement 2050 Fund Class I | Janus Henderson Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Target Retirement 2050 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Madison Target Retirement 2050 Fund Class I | I Shares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Madison Target Retirement 2050 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Madison Target Retirement 2050 Fund Class I | I Shares Seven To Ten Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Madison Target Retirement 2050 Fund Class I | Invesco S And P Five Hundred Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Madison Target Retirement 2050 Fund Class I | Distillate US Fundamental Stability And Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Madison Target Retirement 2050 Fund Class I | I Shares MSCI International Quality Factor ETF Class USDINC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Madison Target Retirement 2050 Fund Class I | JP Morgan Beta Builders Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Target Retirement 2050 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Madison Target Retirement 2050 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Target Retirement 2050 Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%